SHAREHOLDERS' EQUITY (FY) (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2022 Vote $ / shares shares	Dec. 31, 2021 Vote $ / shares shares	Dec. 31, 2020 $ / shares shares
Stockholders' Equity [Abstract]
Preferred stock, shares authorized (in shares)	1,000,000	1,000,000	1,000,000
Preferred stock, par value (in dollars per share) | $ / shares	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares issued (in shares)	0	0	0
Preferred stock, shares outstanding (in shares)	0	0	0
Stock conversion basis at time of business combination	1	1
Stock conversion percentage threshold	20.00%	55.70%
Class A Ordinary Shares [Member]
Stockholders' Equity [Abstract]
Ordinary shares, shares authorized (in shares)	500,000,000	500,000,000	500,000,000
Ordinary shares, par value (in dollars per share) | $ / shares	$ 0.0001	$ 0.0001	$ 0.0001
Ordinary shares subject to possible redemption, issued (in shares)	17,250,000	17,250,000	17,250,000
Ordinary shares subject to possible redemption, outstanding (in shares)	17,250,000	17,250,000	17,250,000
Ordinary shares, shares issued (in shares)	0	0	0
Ordinary shares, shares outstanding (in shares)	0	0	0
Voting right per share | Vote	1	1
Class B Ordinary Shares [Member]
Stockholders' Equity [Abstract]
Ordinary shares, shares authorized (in shares)	50,000,000	50,000,000	50,000,000
Ordinary shares, par value (in dollars per share) | $ / shares	$ 0.0001	$ 0.0001	$ 0.0001
Ordinary shares, shares issued (in shares)	4,312,500	4,312,500	4,312,500
Ordinary shares, shares outstanding (in shares)	4,312,500	4,312,500	4,312,500
Voting right per share | Vote	1	1